Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Credit Loss [Abstract]
Purchase price	¥ 834	¥ 1,221
Allowance for credit losses at acquisition date	1,296	1,636
Discount or premium attributable to other factors	95	152
Par value	¥ 2,225	¥ 3,009